EMPLOYEE RELATED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Postretirement Medicare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Periodic Benefit Cost
Details	2024	2023	2022
Net periodic benefit cost:
Service cost	$2	$2	$4
Interest cost	65	71	57
Amortization of prior service costs	-	-	-
Amortization of net (gain) loss	(272)	(282)	(157)
Total net periodic benefit cost	$(205)	$(209)	$(96)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$-	$-	$-
Net (gain) loss for the period	(149)	(195)	(515)
Amortization of prior service costs	-	-	-
Amortization of net gain (loss)	272	282	157
Total recognized in other comprehensive income	$123	$87	$(358)
Total recognized in net periodic benefit cost and other comprehensive income	$(82)	$(122)	$(454)
Weighted average assumptions used:
Discount rate	5.00%	5.10%	3.00%
Expected return on plan assets	N/A	N/A	N/A
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year (pre-65/post-65 Medicare Advantage)	8.20%/11.00%	7.30%/9.25%	6.00%/8.50%
Health care cost trend rate assumed for current year (pre-65/post-65 Non-Medicare Advantage)	8.20%/8.70%	7.30%/8.30%	6.00%/6.40%
Ultimate rate (pre-65/post-65)	4.50%/4.50%	4.50%/4.50%	4.50%/4.50%
Year the ultimate rate is reached (pre-65/post-65)	2033/2033	2031/2031	2031/2031
Measurement date	December 31, 2024	December 31, 2023	December 31, 2022

Schedule of Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status
Details	2024	2023	2022
Change in medical plan related benefit obligation:
Medical plan related benefit obligation at beginning of period	$1,319	$1,454	$1,912
Service cost	2	2	4
Interest cost	65	71	57
Benefits paid	(2)	(13)	(4)
Change in medical plan provisions	-	-	-
Actuarial (gain) loss, net	(149)	(195)	(515)
Benefit medical plan related obligation end of period	$1,235	$1,319	$1,454
Change in plan assets:
Fair value of plan assets at beginning of period	$-	$-	$-
Employer contribution	2	13	4
Benefits paid	(2)	(13)	(4)
Fair value of plan assets at end of period	$-	$-	$-
Medical plan related net funding	$(1,235)	$(1,319)	$(1,454)
Details	2024	2023	2022
Amounts recognized in statement of financial position:
Current liabilities	$(56)	$(50)	$(59)
Non-current liabilities	(1,179)	(1,269)	(1,395)
Net amount recognized	$(1,235)	$(1,319)	$(1,454)
Weighted average assumptions used:
Discount rate	5.70%	5.00%	5.10%
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year (pre-65/post-65 Medicare Advantage)	8.60%/11.50%	8.20%/11.00%	7.30%/9.25%
Health care cost trend rate assumed for next year (pre-65/post-65 Non-Medicare Advantage)	8.60%/9.90%	8.20%/8.70%	7.30%/8.30%
Ultimate rate (pre-65/post-65 Medicare Advantage)	4.50%/4.50%	4.50%/4.50%	4.50%/4.50%
Ultimate rate (pre-65/post-65 Non-Medicare Advantage)	4.50%/4.50%	4.50%/4.50%	4.50%/4.50%
Year the ultimate rate is reached (pre-65/post-65 Medicare Advantage)	2034/2035	2033/2034	2031/2031
Year the ultimate rate is reached (pre-65/post-65 Non-Medicare Advantage)	2034/2034	2033/2033	2031/2031

Schedule of Future Benefit Payments
Fiscal Year	Other Benefits
2025	$56
2026	65
2027	75
2028	80
2029	87
2030 - 2034	$438

Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Periodic Benefit Cost
Details	2024	2023	2022
Net periodic benefit cost:
Interest cost	$868	$891	$627
Expected return on plan assets	(1,075)	(1,034)	(778)
Expected administrative expenses	200	200	200
Amortization of prior service costs	3	3	3
Amortization of net loss (gain)	91	123	-
Total net periodic benefit cost	$87	$183	$52
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$-	$-	$-
Net loss (gain) for the period	(192)	346	1,545
Amortization of prior service costs	(3)	(3)	(3)
Amortization of net gain (loss)	(91)	(123)	-
Total recognized in other comprehensive income	$(286)	$220	$1,542
Total recognized in net periodic benefit cost (gain) and other comprehensive income	$(199)	$403	$1,594
Weighted average assumptions used:
Discount rate	4.90%	5.10%	2.90%
Expected return on plan assets	5.60%	5.60%	3.10%
Rate of compensation increases	N/A	N/A	N/A

Schedule of Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status
Details	2024	2023	2022
Change in benefit obligation:
Benefit obligation at beginning of period	$18,281	$17,436	$22,081
Interest cost	868	891	627
Benefits paid	(963)	(963)	(804)
Change in plan provisions	-	-	-
Actuarial loss (gain)	(1,152)	917	(4,468)
Benefit obligation end of period	$17,034	$18,281	$17,436
Change in plan assets:
Fair value of plan assets at beginning of period	$19,953	$19,511	$25,750
Actual return on plan assets	187	1,628	(5,211)
Employer contribution	-	-	-
Expenses paid	(272)	(224)	(224)
Benefits paid	(964)	(962)	(804)
Fair value of plan assets at end of period	$18,904	$19,953	$19,511
Funded Status	$1,870	$1,672	$2,075
Amounts recognized in statement of financial position:
Non-current assets	$1,870	$1,672	$2,075
Non-current liabilities	-	-	-
Net amount recognized	$1,870	$1,672	$2,075
Weighted average assumptions used:
Discount rate	5.60%	4.90%	5.10%
Rate of compensation increases	N/A	N/A	N/A

Schedule of Future Benefit Payments
Fiscal Year	Other Benefits
2025	$1,244
2026	1,285
2027	1,332
2028	1,357
2029	1,375
2030 - 2034	$6,690

Schedule of Weighted Average Asset Allocations
Details	Level 1	Level 2	Level 3
Investments in commingled funds	$-	$18,904	$-
Total plan assets at fair value	$-	$18,904	$-
Details	Level 1	Level 2	Level 3
Investments in commingled funds	$-	$19,953	$-
Total plan assets at fair value	$-	$19,953	$-

Schedule of Assets Measured at Fair Value on a Recurring Basis
Asset Category	December 31, 2024	Target allocation 2025
Equity securities	10%	10%
Debt securities	90%	90%
Total	100%	100%